HCR ManorCare Acquisition (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2011 D	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 07, 2011 Property state
Total purchase price consideration
Payment of aggregate cash consideration, net of cash acquired			$ 113,830,000	$ 113,830,000	$ 211,952,000
HCP's loan investment in HCR ManorCare's debt settled at fair value			1,990,406,000	1,990,406,000
HCR ManorCare, Inc.
Acquisition
Number of post-acute, skilled nursing and assisted living facilities acquired						334
Number of states where acquired post-acute, skilled nursing and assisted living facilities are located						30
Amount paid for additional equity interest acquired through exercise of option						95,000,000
Percentage of additional interest acquired through exercise of option						9.90%
Total purchase price consideration
Payment of aggregate cash consideration, net of cash acquired						3,801,624,000
HCP's loan investment in HCR ManorCare's debt settled at fair value						1,990,406,000
Assumed HCR ManorCare accrued liabilities at fair value						224,932,000
Total purchase consideration						6,016,962,000
Legal, accounting and other fees and costs						26,839,000
Gain on settlement of loan investments	23,000,000
Cost of transaction classified as general and administrative expense						15,500,000
Cost of transaction classified as interest expense						11,300,000
Assets acquired
Net investments in direct financing leases						6,002,074,000
Cash and cash equivalents						6,996,000
Intangible assets						14,888,000
Total assets acquired						6,023,958,000
Total liabilities assumed						224,932,000
Net assets acquired						5,799,026,000
Length of bridge loan facility term (in days)		365
Bridge loan commitments obtained from a syndicate of banks		3,300,000,000
Charge incurred in interest expense related to write-off of unamortized loan fees associated with bridge loan facility		11,300,000
Total revenues			411,800,000
Net income (loss)			456,800,000
Unaudited pro forma consolidated results of operations
Revenues				1,820,057,000	1,703,568,000
Net income				655,352,000	745,119,000
Net income applicable to HCP, Inc.				$ 639,749,000	$ 731,433,000
Basic earnings per common share (in dollars per share)				$ 1.52	$ 1.86
Diluted earnings per common share (in dollars per share)				$ 1.51	$ 1.85